Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
Holdings is providing the following disclosure in accordance with the SEC’s pay versus performance disclosure rules (the “PVP Rules”). However, we generally do not make compensation decisions based on “compensation actually paid” within the meaning of the PVP Rules, nor do we use the performance metrics that are required to be disclosed under the PVP Rules in our incentive compensation programs. In particular, we use
Non-GAAP
Operating Earnings, rather than net income, to determine compensation, because the nature of the products we offer result in net income volatility (as further described in the 2023 Form
10-K),
and because we view the
Non-GAAP
Operating Earnings measure as more aligned with the underlying profitability drivers of our business than net income. Please refer to page 31 for a discussion of our incentive compensation programs, the performance objectives we utilize, and how we align pay and performance.

Fiscal Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (c)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs (e)	Value of Initial Fixed $100 Investment Based on:		Net Income (h) 17	Company Selected Measure: Non-GAAP Operating Earnings (i)	Supplemental Measure: Relative 3-Year TSR Rank (h)
					Company TSR (f)	Peer Group TSR (S&P 400 Financials) (g)
2023	$15,833,102	$19,204,586	$6,541,035	$6,958,269	$149	$136	$1,302	$1,694	36.1%
2022	$15,321,649	$7,211,420	$6,145,312	$4,215,506	$125	$126	$2,153	$1,726	59.7%
2021	$14,185,032	$28,457,088	$5,929,763	$10,114,513	$140	$131	$1,755	$2,555	91.3%
2020	$14,874,955	$17,014,191	$6,277,014	$7,423,503	$106	$98	($648)	$2,302	83.9%

1.	For purposes of this disclosure, “PEO” refers to Principal (or Chief) Executive Officer.

2.
To calculate Compensation Actually Paid (CAP) for each year, the “
Summary Compensation Table
” (SCT) total compensation amount for such year was adjusted by (1) deducting certain amounts from the SCT total, as shown in tables A and B below, (2) adding the equity component of CAP amounts, as shown in tables C and D below, and (3) adding the pension component of CAP amounts (i.e., service costs and prior service costs for the applicable year), which, for the PEO, were $
274,579
for 2023, $465,238 for 2022, $477,973 for 2021, and $422,757 for 2020, and for
non-PEO
NEOs, averaged $77,191 for 2023, $130,323 for 2022, $133,038 for 2021, and $101,308 for 2020.

17	Net Income and Non-GAAP Operating Earnings have been restated for years ending 2021 and 2022 in accordance with the implementation of the LDTI accounting standard, which was effective January 2023.

3.
Mark Pearson was the PEO in 2020, 2021, 2022 and 2023. 2022 and 2023
non-PEO
NEOs include Robin Raju, Jeff Hurd, Nick Lane and Seth Bernstein. 2021
non-PEO
NEOs include Anders Malmstrom (departed March 31, 2021), Robin Raju (promoted April 1, 2021), Jeff Hurd, Nick Lane and Seth Bernstein. 2020
non-PEO
NEOs include Anders Malmstrom, Jeff Hurd, Nick Lane and Seth Bernstein.

4.
Effective December 18, 2023, the S&P Dow Jones Indices added Holdings to the S&P MidCap 400 Index. We believe this index consists of a more appropriate peer group and our inclusion will increase our visibility and exposure to a broader investor base. Where Holdings previously used the S&P 500 index for benchmarking purposes, going forward, it will use the Standard & Poor’s 400 indices. As a result, the TSR Peer Group reported for PVP changed from the S&P 500 Financial Index to the S&P 400 Financial Index. A comparison of Company TSR to both the S&P 400 Financial Index and S&P 500 Financial Index is shown below:

	Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Company TSR	Peer Group TSR (S&P 400 Financials)	Peer Group TSR (S&P 500 Financials)
2023	$149	$136	$133
2022	$125	$126	$118
2021	$140	$131	$134
2020	$106	$98	$98
PEO SCT Total to CAP Reconciliation - Deductions - Table A

Year	Salary (included in SCT Total and CAP)	Bonus and Non- Bonus Equity Incentive Compensation (included in SCT Total and CAP)	All Other Compensation (included in SCT Total and CAP)	SCT Total (as shown in column (b) above)	Deductions from SCT Total
					Pension (deduct change in pension values reported in column (6) of the SCT from SCT Total)	Equity (deduct stock and option award values reported in columns (3) and (4) of the SCT from SCT Total)
2023	$1,249,820	$3,494,280	$120,480	$15,833,102	$368,485	$10,600,037
2022	$1,249,820	$2,518,400	$953,417	$15,321,649	$0	$10,600,012
2021	$1,249,820	$4,525,000	$410,201	$14,185,032	$0	$8,000,011
2020	$1,297,845	$3,000,000	$435,074	$14,874,955	$2,141,979	$8,000,057
Average
Non-PEO
NEOs SCT Total to CAP Reconciliation – Deductions – Table B

Year	Salary (included in SCT Total and CAP)	Bonus and Non- Bonus Equity Incentive Compensation (included in SCT Total and CAP)	All Other Compensation (included in SCT Total and CAP)	SCT Total (as shown in column (b) above)	Deductions from SCT Total
					Pension (deduct change in pension values reported in column (6) of the SCT from SCT Total)	Equity (deduct stock and option award values reported in columns (3) and (4) of the SCT from SCT Total)
2023	$786,017	$2,351,831	$56,065	$6,541,035	$223,324	$3,123,799
2022	$783,140	$2,026,250	$392,127	$6,145,312	$0	$2,943,796
2021	$647,494	$2,300,500	$152,496	$5,929,763	$114,244	$2,715,030
2020	$785,537	$2,057,688	$196,546	$6,277,014	$490,939	$2,746,305

PEO Equity Component of CAP - Table C

Year	Equity Type	Fair Value of Current Year Equity Awards at 12/31 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31 (b)	Change in Value of Prior Years’ Awards That Vested in FY (c)	Cash Dividends (d)	Equity Value Included in CAP (e) = (a)+(b)+(c)+(d)
2023	PS	$6,786,836	$918,141	$571,576	$0	$8,276,553
	RSUs	$4,435,159	$710,515	$306,053	$0	$5,451,727
	Options	$0	$0	$337,147	$0	$337,147
	Total	$11,221,995	$1,628,657	$1,214,775	$0	$14,065,427
2022	PS	$3,775,111	($5,129,025)	$321,980	$0	($1,031,934)
	RSUs	$3,610,424	($362,670)	$34,581	$0	$3,282,335
	Options	$0	($436,307)	$210,451	$0	($225,856)
	Total	$7,385,535	($5,928,002)	$567,013	$0	$2,024,545
2021	PS	$4,986,758	$5,944,129	$800,598	$0	$11,731,484
	RSUs	$3,850,878	$690,935	$1,260,838	$0	$5,802,651
	Options	$0	$2,788,739	$1,471,219	$0	$4,259,958
	Total	$8,837,636	$9,423,803	$3,532,655	$0	$21,794,093
2020	PS	$5,767,066	($86,154)	$0	$0	$5,680,912
	RSUs	$2,282,934	$219,075	($167,474)	$0	$2,334,534
	Options	$3,368,422	$464,412	$10,235	$0	$3,843,069
	Total	$11,418,422	$597,333	($157,239)	$0	$11,858,515
Non-PEO
NEOs Equity Component of CAP - Table D

	Equity Type	Fair Value of Current Year Equity Awards at 12/31 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31 (b)	Change in Value of Prior Years’ Awards That Vested in FY (c)	Cash Dividends (d)	Equity Value Included in CAP (e) = (a)+(b)+(c)+(d)
2023	PS	$1,333,384	$158,915	$97,386	$0	$1,589,686
	RSUs	$1,928,620	$7,663	($130,400)	$234,176	$2,040,060
	Options	$0	$0	$57,420	$0	$57,420
	Total	$3,262,004	$166,579	$24,407	$234,176	$3,687,166
2022	PS	$641,068	($894,609)	$74,663	$0	($178,877)
	RSUs	$1,625,231	($654,319)	($269,610)	$390,706	$1,092,008
	Options	$0	($74,309)	$44,846	$0	($29,463)
	Total	$2,266,299	($1,623,236)	($150,102)	$390,706	$883,667
2021	PS	$1,035,356	$1,299,026	$147,242	$0	$2,481,624
	RSUs	$1,801,440	$734,134	$685,615	$299,513	$3,520,702
	Options	$0	$579,483	$299,175	$0	$878,658
	Total	$2,836,796	$2,612,643	$1,132,032	$299,513	$6,880,984
2020	PS	$1,288,616	($44,862)	$0	$0	$1,243,754
	RSUs	$1,518,738	$318,991	($12,910)	$316,459	$2,141,278
	Options	$752,635	$128,344	$16,413	$0	$897,392
	Total	$3,559,989	$402,473	$3,503	$316,459	$4,282,424

5.
Mark Pearson was the PEO in 2020, 2021, 2022 and 2023. 2022 and 2023
non-PEO
NEOs include Robin Raju, Jeff Hurd, Nick Lane and Seth Bernstein. 2021
non-PEO
NEOs include Anders Malmstrom (departed March 31, 2021), Robin Raju (promoted April 1, 2021), Jeff Hurd, Nick Lane and Seth Bernstein. 2020
non-PEO
NEOs include Anders Malmstrom, Jeff Hurd, Nick Lane and Seth Bernstein.

Company Selected Measure Name	Non-GAAP Operating Earnings
Named Executive Officers, Footnote	Mark Pearson was the PEO in 2020, 2021, 2022 and 2023. 2022 and 2023
non-PEO
NEOs include Robin Raju, Jeff Hurd, Nick Lane and Seth Bernstein. 2021
non-PEO
NEOs include Anders Malmstrom (departed March 31, 2021), Robin Raju (promoted April 1, 2021), Jeff Hurd, Nick Lane and Seth Bernstein. 2020
non-PEO
	NEOs include Anders Malmstrom, Jeff Hurd, Nick Lane and Seth Bernstein.
Peer Group Issuers, Footnote	Effective December 18, 2023, the S&P Dow Jones Indices added Holdings to the S&P MidCap 400 Index. We believe this index consists of a more appropriate peer group and our inclusion will increase our visibility and exposure to a broader investor base. Where Holdings previously used the S&P 500 index for benchmarking purposes, going forward, it will use the Standard & Poor’s 400 indices. As a result, the TSR Peer Group reported for PVP changed from the S&P 500 Financial Index to the S&P 400 Financial Index.
PEO Total Compensation Amount	$ 15,833,102	$ 15,321,649	$ 14,185,032	$ 14,874,955
PEO Actually Paid Compensation Amount	$ 19,204,586	7,211,420	28,457,088	17,014,191
Adjustment To PEO Compensation, Footnote
PEO SCT Total to CAP Reconciliation - Deductions - Table A

Year	Salary (included in SCT Total and CAP)	Bonus and Non- Bonus Equity Incentive Compensation (included in SCT Total and CAP)	All Other Compensation (included in SCT Total and CAP)	SCT Total (as shown in column (b) above)	Deductions from SCT Total
					Pension (deduct change in pension values reported in column (6) of the SCT from SCT Total)	Equity (deduct stock and option award values reported in columns (3) and (4) of the SCT from SCT Total)
2023	$1,249,820	$3,494,280	$120,480	$15,833,102	$368,485	$10,600,037
2022	$1,249,820	$2,518,400	$953,417	$15,321,649	$0	$10,600,012
2021	$1,249,820	$4,525,000	$410,201	$14,185,032	$0	$8,000,011
2020	$1,297,845	$3,000,000	$435,074	$14,874,955	$2,141,979	$8,000,057
PEO Equity Component of CAP - Table C

Year	Equity Type	Fair Value of Current Year Equity Awards at 12/31 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31 (b)	Change in Value of Prior Years’ Awards That Vested in FY (c)	Cash Dividends (d)	Equity Value Included in CAP (e) = (a)+(b)+(c)+(d)
2023	PS	$6,786,836	$918,141	$571,576	$0	$8,276,553
	RSUs	$4,435,159	$710,515	$306,053	$0	$5,451,727
	Options	$0	$0	$337,147	$0	$337,147
	Total	$11,221,995	$1,628,657	$1,214,775	$0	$14,065,427
2022	PS	$3,775,111	($5,129,025)	$321,980	$0	($1,031,934)
	RSUs	$3,610,424	($362,670)	$34,581	$0	$3,282,335
	Options	$0	($436,307)	$210,451	$0	($225,856)
	Total	$7,385,535	($5,928,002)	$567,013	$0	$2,024,545
2021	PS	$4,986,758	$5,944,129	$800,598	$0	$11,731,484
	RSUs	$3,850,878	$690,935	$1,260,838	$0	$5,802,651
	Options	$0	$2,788,739	$1,471,219	$0	$4,259,958
	Total	$8,837,636	$9,423,803	$3,532,655	$0	$21,794,093
2020	PS	$5,767,066	($86,154)	$0	$0	$5,680,912
	RSUs	$2,282,934	$219,075	($167,474)	$0	$2,334,534
	Options	$3,368,422	$464,412	$10,235	$0	$3,843,069
	Total	$11,418,422	$597,333	($157,239)	$0	$11,858,515

Non-PEO NEO Average Total Compensation Amount	$ 6,541,035	6,145,312	5,929,763	6,277,014
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,958,269	4,215,506	10,114,513	7,423,503
Adjustment to Non-PEO NEO Compensation Footnote
Average
Non-PEO
NEOs SCT Total to CAP Reconciliation – Deductions – Table B

Year	Salary (included in SCT Total and CAP)	Bonus and Non- Bonus Equity Incentive Compensation (included in SCT Total and CAP)	All Other Compensation (included in SCT Total and CAP)	SCT Total (as shown in column (b) above)	Deductions from SCT Total
					Pension (deduct change in pension values reported in column (6) of the SCT from SCT Total)	Equity (deduct stock and option award values reported in columns (3) and (4) of the SCT from SCT Total)
2023	$786,017	$2,351,831	$56,065	$6,541,035	$223,324	$3,123,799
2022	$783,140	$2,026,250	$392,127	$6,145,312	$0	$2,943,796
2021	$647,494	$2,300,500	$152,496	$5,929,763	$114,244	$2,715,030
2020	$785,537	$2,057,688	$196,546	$6,277,014	$490,939	$2,746,305

Non-PEO
NEOs Equity Component of CAP - Table D

	Equity Type	Fair Value of Current Year Equity Awards at 12/31 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31 (b)	Change in Value of Prior Years’ Awards That Vested in FY (c)	Cash Dividends (d)	Equity Value Included in CAP (e) = (a)+(b)+(c)+(d)
2023	PS	$1,333,384	$158,915	$97,386	$0	$1,589,686
	RSUs	$1,928,620	$7,663	($130,400)	$234,176	$2,040,060
	Options	$0	$0	$57,420	$0	$57,420
	Total	$3,262,004	$166,579	$24,407	$234,176	$3,687,166
2022	PS	$641,068	($894,609)	$74,663	$0	($178,877)
	RSUs	$1,625,231	($654,319)	($269,610)	$390,706	$1,092,008
	Options	$0	($74,309)	$44,846	$0	($29,463)
	Total	$2,266,299	($1,623,236)	($150,102)	$390,706	$883,667
2021	PS	$1,035,356	$1,299,026	$147,242	$0	$2,481,624
	RSUs	$1,801,440	$734,134	$685,615	$299,513	$3,520,702
	Options	$0	$579,483	$299,175	$0	$878,658
	Total	$2,836,796	$2,612,643	$1,132,032	$299,513	$6,880,984
2020	PS	$1,288,616	($44,862)	$0	$0	$1,243,754
	RSUs	$1,518,738	$318,991	($12,910)	$316,459	$2,141,278
	Options	$752,635	$128,344	$16,413	$0	$897,392
	Total	$3,559,989	$402,473	$3,503	$316,459	$4,282,424

Tabular List, Table
Required Tabular Disclosure of Most Important Measures to Determine FY2023 CAP

•
The four items listed below represent the most important metrics we used to determine CAP for FY2023 as further described in our Compensation Discussion and Analysis (CD&A) within the sections titled “Annual Incentive Compensation” and “Long-Term Incentive Compensation.”

Most Important Performance Measures
Relative Total Shareholder Return
Non-GAAP Operating Earnings
Value of New Business Free Cash Flow

Total Shareholder Return Amount	$ 149	125	140	106
Peer Group Total Shareholder Return Amount	136	126	131	98
Net Income (Loss)	$ 1,302	$ 2,153	$ (1,755)	$ (648)
Company Selected Measure Amount	1,694	1,726	2,555	2,302
PEO Name	Mark Pearson
Peer Group TSR (S&P500 Financials)	$ 133	$ 118	$ 134	$ 98
Measure:: 1
Pay vs Performance Disclosure
Other Performance Measure, Amount	0.361	0.597	0.913	0.839
Name	Relative Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Earnings
Non-GAAP Measure Description	Net Income and Non-GAAP Operating Earnings have been restated for years ending 2021 and 2022 in accordance with the implementation of the LDTI accounting standard, which was effective January 2023.
Measure:: 3
Pay vs Performance Disclosure
Name	Value of New Business
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
Mark Pearson [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 15,833,102
Salary	1,249,820
Stock Awards	10,600,037
All Other Compensation	120,480
Pension (from Summary Compensation Table)	0
Bonus and Non Bonus Equity Incentive Compensation	3,494,280
Median Employee [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	115,507
Salary	95,974
Stock Awards	0
All Other Compensation	9,225
Pension (from Summary Compensation Table)	0
Bonus and Non Bonus Equity Incentive Compensation	10,308
PEO
Pay vs Performance Disclosure
Salary	1,249,820	$ 1,249,820	$ 1,249,820	$ 1,297,845
Equity Awards (from Summary Compensation Table)	10,600,037	10,600,012	8,000,011	8,000,057
All Other Compensation	120,480	953,417	410,201	435,074
Pension (from Summary Compensation Table)	368,485	0	0	2,141,979
Bonus and Non Bonus Equity Incentive Compensation	3,494,280	2,518,400	4,525,000	3,000,000
PEO | Fair Value of Current Year Equity Awards PS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,786,836	3,775,111	4,986,758	5,767,066
PEO | Fair Value of Current Year Equity Awards RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,435,159	3,610,424	3,850,878	2,282,934
PEO | Fair Value of Current Year Equity Awards opions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	3,368,422
PEO | Fair Value of Current Year Equity Awards total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,221,995	7,385,535	8,837,636	11,418,422
PEO | Change in Value of Prior Years Awards PS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	918,141	(5,129,025)	5,944,129	(86,154)
PEO | Change in Value of Prior Years Awards RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	710,515	(362,670)	690,935	219,075
PEO | Change in Value of Prior Years Awards options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(436,307)	2,788,739	464,412
PEO | Change in Value of Prior Years Awards Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,628,657	(5,928,002)	9,423,803	597,333
PEO | Change in Value of Prior Years Awards That Vested PS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	571,576	321,980	800,598	0
PEO | Change in Value of Prior Years Awards That Vested RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	306,053	34,581	1,260,838	(167,474)
PEO | Change in Value of Prior Years Awards That Vested Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	337,147	210,451	1,471,219	10,235
PEO | Change in Value of Prior Years Awards That Vested Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,214,775	567,013	3,532,655	(157,239)
PEO | Cash Dividends PS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Cash Dividends RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Cash Dividends Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Cash Dividends Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Equity Value Included in CAP PS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,276,553	(1,031,934)	11,731,484	5,680,912
PEO | Equity Value Included in CAP RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,451,727	3,282,335	5,802,651	2,334,534
PEO | Equity Value Included in CAP Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	337,147	(225,856)	4,259,958	3,843,069
PEO | Equity Value Included in CAP Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,065,427	2,024,545	21,794,093	11,858,515
PEO | Service Costs and Prior Service Costs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	77,191	130,323	133,038	101,308
Non-PEO NEO
Pay vs Performance Disclosure
Salary	786,017	783,140	647,494	785,537
Equity Awards (from Summary Compensation Table)	3,123,799	2,943,796	2,715,030	2,746,305
All Other Compensation	56,065	392,127	152,496	196,546
Pension (from Summary Compensation Table)	223,324	0	114,244	490,939
Bonus and Non Bonus Equity Incentive Compensation	2,351,831	2,026,250	2,300,500	2,057,688
Non-PEO NEO | Fair Value of Current Year Equity Awards PS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,333,384	641,068	1,035,356	1,288,616
Non-PEO NEO | Fair Value of Current Year Equity Awards RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,928,620	1,625,231	1,801,440	1,518,738
Non-PEO NEO | Fair Value of Current Year Equity Awards opions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	752,635
Non-PEO NEO | Fair Value of Current Year Equity Awards total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,262,004	2,266,299	2,836,796	3,559,989
Non-PEO NEO | Change in Value of Prior Years Awards PS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	158,915	(894,609)	1,299,026	(44,862)
Non-PEO NEO | Change in Value of Prior Years Awards RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,663	(654,319)	734,134	318,991
Non-PEO NEO | Change in Value of Prior Years Awards options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(74,309)	579,483	128,344
Non-PEO NEO | Change in Value of Prior Years Awards Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	166,579	(1,623,236)	2,612,643	402,473
Non-PEO NEO | Change in Value of Prior Years Awards That Vested PS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	97,386	74,663	147,242	0
Non-PEO NEO | Change in Value of Prior Years Awards That Vested RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(130,400)	269,610	685,615	(12,910)
Non-PEO NEO | Change in Value of Prior Years Awards That Vested Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,420	44,846	299,175	16,413
Non-PEO NEO | Change in Value of Prior Years Awards That Vested Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,407	(150,102)	1,132,032	3,503
Non-PEO NEO | Cash Dividends PS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Cash Dividends RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	234,176	390,706	299,513	316,459
Non-PEO NEO | Cash Dividends Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Cash Dividends Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	234,176	390,706	299,513	316,459
Non-PEO NEO | Equity Value Included in CAP PS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,589,686	(178,877)	2,481,624	1,243,754
Non-PEO NEO | Equity Value Included in CAP RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,040,060	1,092,008	3,520,702	2,141,278
Non-PEO NEO | Equity Value Included in CAP Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,420	(29,463)	878,658	897,392
Non-PEO NEO | Equity Value Included in CAP Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,687,166	883,667	6,880,984	4,282,424
Non-PEO NEO | Service Costs and Prior Service Costs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 274,579	$ 465,238	$ 477,973	$ 422,757